Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2019
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
Reconciliation of goodwill
Changes in the carrying amount of goodwill during the years ended December 31, 2019 and 2018 were as follows:

Total
Balance at December 31, 2018	$3,150
Addition to goodwill from Charter acquisition	9,953

Balance at December 31, 2019	$13,103

Reconciliation of intangibale assets
The following table provides a summary of finite-lived intangible assets as of the dates presented:

	2019	2018
Core deposit intangible	$766	$—
Accumulated amortization	(27)	—

Total finite-lived intangible assets	$739	$—

Summary of finite lived intangible assets future amortization expense	The estimated amortization expense of finite-lived intangible assets for the five succeeding fiscal years is summarized as follows:

Year ending December 31,	Amount
2020	$109
2021	109
2022	109
2023	109
2024	109
Thereafter	194

$739